Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Star Peak Energy Transition Corp [Member]
Schedule of Unaudited Condensed Statement of Operations

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$386,179,543	$—	$386,179,543
Liabilities and stockholders’ equity
Total current liabilities	$716,028	$—	$716,028
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	11,822,148	11,822,148
Total liabilities	14,345,414	11,822,148	26,167,562
Class A common stock, $0.0001 par value; shares subject to possible redemption	366,834,120	(11,822,140)	355,011,980
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	168	118	286
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	5,394,034	(126)	5,393,908
Accumulated deficit	(395,152)	—	(395,152)
Total stockholders’ equity	5,000,009	(8)	5,000,001
Total liabilities and stockholders’ equity	$386,179,543	$—	$386,179,543